segall bryant & hamill trust

Supplement Dated September 17, 2018

To the Statement of Additional Information

Dated May 1, 2018

for

Ticker Symbols
Funds	Retail Class	Institutional Class
SEGALL BRYANT & HAMILL EQUITY FUNDS
Segall Bryant & Hamill Micro Cap Fund (formerly Westcore Micro-Cap Opportunity Fund)	WTMIX	--
Segall Bryant & Hamill Small Cap Value Dividend Fund (formerly Westcore Small-Cap Value Dividend Fund)	WTSVX	WISVX
Segall Bryant & Hamill Small Cap Growth Fund (formerly Westcore Small-Cap Growth Fund)	WTSGX	WISGX
Segall Bryant & Hamill Small Cap Growth Fund II (formerly Westcore Small-Cap Growth Fund II)	--	WTSLX
Segall Bryant & Hamill Smid Cap Value Dividend Fund (formerly Westcore Smid-Cap Value Dividend Fund)	WTSDX	WISDX
Segall Bryant & Hamill Mid Cap Value Dividend Fund (formerly Westcore Mid-Cap Value Dividend Fund)	WTMCX	WIMCX
Segall Bryant & Hamill Mid Cap Value Dividend Fund II (formerly Westcore Mid-Cap Value Dividend Fund II)	WTMGX	WIMGX
Segall Bryant & Hamill Large Cap Dividend Fund (formerly Westcore Large-Cap Dividend Fund)	WTEIX	WILGX
Segall Bryant & Hamill Fundamental International Small Cap Fund (formerly Westcore International Small-Cap Fund)	WTIFX	WIIFX
Segall Bryant & Hamill Global Large Cap Fund (formerly Westcore Global Large-Cap Dividend Fund)	WTMVX	WIMVX
SEGALL BRYANT & HAMILL BOND FUNDS
Segall Bryant & Hamill Plus Bond Fund (formerly Westcore Plus Bond Fund)	WTIBX	WIIBX
Segall Bryant & Hamill Quality High Yield Fund (formerly Westcore Flexible Income Fund)	WTLTX	WILTX
Segall Bryant & Hamill Municipal Opportunities Fund (formerly Westcore Municipal Opportunities Fund)	WTTAX	WITAX
Segall Bryant & Hamill Colorado Tax Free Fund (formerly Westcore Colorado Tax-Exempt Fund)	WTCOX	WICOX

Retail Class and Institutional Class

1.	The section regarding the Secretary on page 59 should be replaced in its entirety with the following. In addition, all other references to Ms. Koehler shall be replaced with Ms. Danner.

Name, Address and Age [1]	Position(s) Held with The Trust	Term of Office and Length of Time Served [2]	Principal Occupation(s)
Stephanie Danner Age 26 1290 Broadway, Suite 1100 Denver, Colorado 80203	Secretary	Since August 23, 2018	• Vice President and Associate Senior Counsel of ALPS Fund Services, Inc. September 2017- Present

2.	Insert the following language in the Investment Advisor section on page 71.

The Adviser is a Delaware limited liability company. The Adviser is 53% owned by the existing members of the firm with the remaining 47% owned by Thoma Bravo Lakeshore, LLC.